Public Funding - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Government Assistance [Line Items]
Receivables related to public funding	$ 346
Receivables related to public funding, current	190	$ 296
Receivables related to public funding, noncurrent	156	$ 124
Liabilities related to public funding	88
Capital investment grants	95
Public funding related to R&D and innovation activities, recognized	$ 177
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income and expenses, net
Cost of Sales [Member]
Government Assistance [Line Items]
Capital investment and industrialization funding amount	$ 59
Other Current Assets [Member]
Government Assistance [Line Items]
Receivables related to public funding, current	190
Other Noncurrent Assets [Member]
Government Assistance [Line Items]
Receivables related to public funding, noncurrent	156
Other Payables and Accrued Liabilities [Member]
Government Assistance [Line Items]
Liabilities related to public funding, current	37
Other Long-term Liabilities [Member]
Government Assistance [Line Items]
Liabilities related to public funding, noncurrent	51
Research tax credits [Member] | Other Noncurrent Assets [Member]
Government Assistance [Line Items]
Research tax credit receivables, noncurrent	294
French [Member] | Research and Development Expense [Member]
Government Assistance [Line Items]
Research tax credit received	106
French [Member] | Other Long-term Liabilities [Member]
Government Assistance [Line Items]
Liabilities related to public funding, noncurrent	$ 46
French [Member] | Research tax credits [Member]
Government Assistance [Line Items]
Tax credit carryforward expiration term	3 years